Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 514	$ 170,960
Restricted cash		4,835
Accounts receivable, net of allowances of $599 and $1,043 as of December 31, 2014 and 2015, respectively	21,864	10,004
Accounts receivable due from a related party	821
Notes receivable, net		429
Amount due from a related party	66
Inventories, net	3,108	10,096
Prepaid expenses and other current assets	31,397	28,151
Assets held for sale	11,445	11,949
Total current assets	69,215	236,424
Property, plant and equipment, net	205,933	143,661
Land use rights, net	9,603	10,247
Acquired intangible assets, net	8,157	5,529
Other non-current assets	97,060	21,639
Assets	389,968	417,500
Current liabilities:
Accounts payable	9,433	15,377
Notes payable		9,670
Amount due to a related party		178
Short-term loans	21,402	14,734
Accrued expenses and other current liabilities	45,002	24,199
Advance from customers	9,028	8,602
Deferred revenue	7,394	9,685
Income tax payable	1,065	452
Put option liability	2,250	2,040
Total current liabilities	95,574	84,937
Long-term loans	1,062	4,319
Total liabilities	$ 96,636	$ 89,256
Commitments
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$ 16	$ 16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	35,578	48,068
Statutory reserves	22,258	23,755
Retained earnings	65,645	76,953
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	268,333	293,628
Noncontrolling interests	24,999	34,616
Total equity	293,332	328,244
TOTAL LIABILITIES AND EQUITY	$ 389,968	$ 417,500